Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 520,309	$ 395,851
Available for sale investments (Note 3a)	49,628	59,910
Accounts receivable, net (Note 17)	527,708	414,791
Unbilled revenue (Note 17)	422,769	362,926
Other receivables	39,290	40,459
Prepayments and other current assets	41,517	36,801
Income taxes receivable (Note 13)	23,759	19,445
Total current assets	1,624,980	1,330,183
Other Assets:
Property, plant and equipment, net (Note 6)	165,087	158,669
Goodwill (Note 4)	883,170	756,260
Operating right-of-use assets (Note 22)	104,977
Other non-current assets	17,439	14,525
Non-current income taxes receivable (Note 13)	17,230	20,023
Non-current deferred tax asset (Note 13)	16,682	13,577
Investments in equity-long term (Note 3b)	10,053	6,963
Intangible assets (Note 5)	67,894	54,055
Total Assets	2,907,512	2,354,255
Current Liabilities:
Accounts payable	24,050	13,288
Unearned revenue (Note 17)	366,988	274,468
Other liabilities (Note 7)	378,543	317,143
Income taxes payable (Note 13)	12,031	5,724
Current bank credit lines and loan facilities (Note 23)	349,640	0
Total current liabilities	1,131,252	610,623
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 23)	0	349,264
Non-current operating lease liabilities (Note 22)	76,593
Non-current other liabilities (Note 8)	17,512	13,446
Non-current government grants (Note 11)	813	877
Non-current income taxes payable (Note 13)	14,301	17,551
Non-current deferred tax liability (Note 13)	9,476	8,213
Commitments and contingencies (Note 15)	0	0
Total Liabilities	1,249,947	999,974
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 53,622,206 shares issued and outstanding at December 31, 2019 and 53,971,706 shares issued and outstanding at December 31, 2018.	4,635	4,658
Additional paid-in capital	577,961	529,642
Other undenominated capital (Note 12 (a))	1,052	983
Accumulated other comprehensive income (Note 21)	(75,819)	(69,328)
Retained earnings	1,110,226	888,326
Total Shareholders’ Equity	1,618,055	1,354,281
Redeemable noncontrolling interest	39,510	0
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,657,565	1,354,281
Total Liabilities and Shareholders’ Equity and Redeemable Noncontrolling Interest	$ 2,907,512	$ 2,354,255